Schedule of Allowance for Credit Losses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Accounts receivable	$ 36,738	$ 47,530
Less: allowance for credit losses	(367)	(532)	$ (2,914)
Total accounts receivable, net	$ 36,371	$ 46,998